1WS CREDIT INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2024 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES (44.73%)
Residential (27.75%)
ACE Securities Corp. Home Equity Loan Trust, Series 2006-OP2, Class M1(b)(c)	1M CME TERM SOFR + 0.49%	08/25/36		$663,345	$477,078
AIMS , Series 2007-1, Class B(b)	1M BBSW + 0.25%	07/10/38	AUD	921,438	483,488
Alternative Loan Trust, Series 2007-21CB, Class 2A2(b)	27.94% - 1M CME TERM SOFR	09/25/37		$34,402	29,503
Alternative Loan Trust, Series 2007-21CB, Class 2A3(b)	1M CME TERM SOFR + 0.61%	09/25/37		1,014,594	317,771
Alternative Loan Trust, Series 2007-21CB, Class 2A4(b)(d)	5.49% - 1M CME TERM SOFR	09/25/37		937,848	84,688
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M4(b)	1M CME TERM SOFR + 0.95%	03/25/36		708,088	694,351
APS Resecuritization Trust, Series 2014-1, Class 1M(b)(e)	1.44%	08/28/54		2,298,878	548,972
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1(b)(c)	1M CME TERM SOFR + 0.80%	01/25/36		526,424	491,785
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE3, Class M1(b)	1M CME TERM SOFR + 0.56%	03/25/36		633,902	518,278
Atlas Funding PLC, Series 2023-1, Class F(b)	N/A(f)	01/25/61		£402,000	532,023
Banc of America Funding , Series 2007-5, Class CA8(b)(d)	5.35% - 1M US L	07/25/37		$2,300,308	197,596
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A2(b)(c)	1M CME TERM SOFR + 0.61%	07/25/36		273,359	300,202
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A2(b)(c)	1M CME TERM SOFR + 0.57%	01/25/37		765,680	700,674
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1(b)	1M CME TERM SOFR + 0.61%	02/25/37		690,021	480,807
Castell PLC, Series 2023-1, Class G(b)	N/A(f)	05/25/55		£399,000	510,607
Castell PLC, Series 2023-2, Class G(b)	SONIA IR + 9.90%	11/25/55		407,000	520,639
Castell PLC, Series 2023-2, Class X(b)	SONIA IR + 7.25%	11/25/55		407,000	516,719
Connecticut Avenue Securities, Series 2021-R02, Class 2B2(b)(e)	30D US SOFR + 6.20%	11/25/41		$666,000	702,230
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B1(b)(c)(e)	30D US SOFR + 4.50%	04/25/42		338,000	358,720
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1B1(b)(c)(e)	30D US SOFR + 5.55%	01/25/43		500,000	552,500
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2B1(b)(c)(e)	30D US SOFR + 6.35%	04/25/43		996,000	1,130,460
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1B1(b)(c)(e)	30D US SOFR + 3.90%	07/25/43		1,201,000	1,272,339
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2(b)(e)	30D US SOFR + 4.00%	01/25/44		700,000	714,000
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35		128,686	96,746
CWABS Asset-Backed Certificates Trust, Series 2004-15, Class MV7(b)	1M CME TERM SOFR + 2.51%	02/25/35		734,113	510,135
CWABS Asset-Backed Certificates Trust, Series 2005-2, Class M6(b)(c)	30D US SOFR + 2.03%	08/25/35		531,221	488,458
CWABS Asset-Backed Certificates Trust 2006-11, Series 2006-12, Class M1(b)	1M CME TERM SOFR + 0.56%	12/25/36		677,966	563,932
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 2A2(b)	1M CME TERM SOFR + 0.75%	08/25/47		888,429	628,208
Dilosk Rmbs NO 7 DAC, Series 2023-7, Class X1(b)	3M EUR L + 6.33%	10/20/62		€356,522	386,910
Dilosk Rmbs No 8 Sts DAC, Series 2024-STS, Class F(b)	9.57%	05/20/62		459,000	497,279
Dilosk Rmbs No 8 Sts DAC, Series 2024-STS, Class X(b)	11.92%	05/20/62		459,037	499,800
Domi BV, Series 2020-1, Class F(b)	3M EUR L + 6.50%	04/15/52		500,000	538,240
Domi BV, Series 2020-1, Class X2(b)	3M EUR L + 6.75%	04/15/52		463,957	500,243
Domi BV, Series 2021-1, Class E(b)	3M EUR L + 6.50%	06/15/53		704,000	716,987
Domi BV, Series 2021-1, Class X2(b)	3M EUR L + 6.50%	06/15/53		365,471	394,924
Eurosail-UK 2007-5np PLC, Series 2007-5X, Class B1C(b)	SONIA IR + 2.14%	09/13/45		£389,132	454,878

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Fieldstone Mortgage Investment Trust, Series 2005-3, Class M2(b)	1M CME TERM SOFR + 0.79%	02/25/36	$1,626,000	$485,686
Finance Ireland Rmbs, Series 3, Class F(b)	3M EUR L + 4.23%	06/24/61	€420,000	451,078
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(b)(c)	1M CME TERM SOFR + 0.86%	11/25/36	$1,963,687	1,263,436
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2(b)	1M CME TERM SOFR + 0.71%	01/25/36	544,150	498,605
Freddie Mac STACR REMIC Trust, Series 2020-DNA1, Class B2(b)(e)	30D US SOFR + 5.36%	01/25/50	494,000	529,815
Freddie Mac STACR REMIC Trust, Series 2020-DNA2, Class B2(b)(e)	30D US SOFR + 4.91%	02/25/50	1,749,000	1,873,004
Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2(b)(e)	30D US SOFR + 10.11%	07/25/50	1,029,000	1,316,194
Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B2(b)(e)	30D US SOFR + 9.51%	09/25/50	439,000	554,106
Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class B1(b)(c)(e)	30D US SOFR + 5.65%	04/25/42	563,000	606,970
Freddie Mac STACR REMIC Trust, Series 2023-DNA2, Class B1(b)(c)(e)	30D US SOFR + 7.60%	04/25/43	955,000	1,082,015
Freddie Mac STACR REMIC Trust, Series 2023-DNA2, Class M2(b)(c)(e)	30D US SOFR + 5.70%	04/25/43	581,000	651,359
Fremont Home Loan Trust, Series 2004-C, Class M3(b)(g)	1M US L + 1.73%	08/25/34	170	–
FT Rmbs Miravet, Series 2023-1, Class E(b)(c)	3M EUR L + 3.00%	11/26/66	€600,000	577,286
FT Rmbs Miravet, Series 2023-1, Class F(b)(c)	3M EUR L + 4.00%	11/26/66	600,000	553,619
GSAA Home Equity Trust, Series 2007-8, Class A4(b)	1M CME TERM SOFR + 1.31%	08/25/37	$547,743	292,495
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2005-D, Class M2(b)	1M CME TERM SOFR + 0.82%	03/25/36	458,790	314,638
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-A, Class M1(b)(c)	1M CME TERM SOFR + 0.71%	03/25/36	785,350	550,687
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-C, Class M1(b)	1M CME TERM SOFR + 0.55%	08/25/36	543,641	587,513
Home RE, Ltd., Series 2021-1, Class B1(b)(e)	30D US SOFR + 3.76%	07/25/33	956,000	953,132
Home RE, Ltd., Series 2022-1, Class M1C(b)(c)(e)	30D US SOFR + 5.50%	10/25/34	1,064,000	1,113,689
Home RE, Ltd., Series 2023-1, Class M1B(b)(c)(e)	30D US SOFR + 4.60%	10/25/33	1,000,000	1,046,500
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M7(b)	1M US L + 2.48%	12/25/35	236,999	186,945
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M3(b)	1M US L + 0.56%	02/25/36	865,637	548,640
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(b)(c)	1M CME TERM SOFR + 0.59%	07/25/36	1,093,510	1,080,060
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(b)	3M EUR L + 0.84%	06/15/45	€500,000	374,677
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)(c)	1M CME TERM SOFR + 0.71%	01/25/37	$696,109	374,854
Lehman Mortgage Trust, Series 2007-5, Class 6A1(b)	1M CME TERM SOFR + 0.43%	10/25/36	680,597	293,474
Miravet Sarl - Compartment, Series 2019-1, Class E(b)(c)	3M EUR L + 3.00%	05/26/65	€500,000	517,923
Miravet Sarl - Compartment, Series 2020-1, Class E(b)(c)	3M EUR L + 4.00%	05/26/65	1,135,000	1,144,163
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(b)(c)	1M CME TERM SOFR + 0.58%	04/25/37	$1,170,201	1,149,606
Newgate Funding PLC, Series 2007-1X, Class DB(b)	3M EUR L + 0.75%	12/01/50	€539,307	475,529
Oaktown Re VII, Ltd., Series 2021-2, Class M1B(b)(c)(e)	30D US SOFR + 2.90%	04/25/34	$562,000	562,899
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(b)(c)	1M US L + 0.83%	08/25/36	977,291	855,814
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW, Series 2005-WCW2, Class M5(b)	1M CME TERM SOFR + 1.13%	07/25/35	543,968	519,000
Parkmore Point RMBS 2022-1 PLC, Series 2022-1X, Class D(b)(c)	SONIA IR + 3.50%	07/25/45	£440,000	547,296
Pierpont Btl PLC, Series 2023-1, Class X(b)	SONIA IR + 7.94%	09/21/54	291,908	372,931
Polaris PLC, Series 2022-2, Class E(b)	SONIA IR + 5.75%	05/23/59	795,579	999,062
Polaris PLC, Series 2023-1, Class F(b)	SONIA IR + 8.25%	02/23/61	403,000	515,726
Polaris PLC, Series 2023-2, Class F(b)	SONIA IR + 8.75%	02/27/27	403,000	522,979
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(h)	3.44%	11/25/35	$400,640	288,461
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class M1(c)(h)	3.51%	01/25/36	394,601	326,138
Portman Square 2023-NPL1 DAC, Series 2023-NPL1X, Class B(b)	3M EUR L + 4.00%	07/25/63	€482,000	498,601
Residential Accredit Loans, Inc., Series 2006-Q05, Class 1A2(b)(c)	1M US L + 0.19%	05/25/46	$874,278	952,526

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A16(b)(c)	1M CME TERM SOFR + 0.76%	07/25/36	$412,355	$292,649
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A5(b)(c)	1M CME TERM SOFR + 0.81%	07/25/36	607,925	432,477
Residential Asset Securitization Trust, Series 2005-A15, Class 2A10(b)	1M CME TERM SOFR + 0.56%	02/25/36	1,379,243	420,117
Residential Mortgage Securities 32 PLC, Series 2020-32X, Class F1(b)	3M SONIA IR + 6.50%	06/20/70	£500,000	638,275
SMI Equity Release 2018-1 DAC, Series 2023-1, Class BRR(b)	3M EUR L + 5.00%	06/20/45	€500,000	505,928
Soundview Home Loan Trust, Series 2005-OPT4, Class M2(b)(c)	1M US L + 0.83%	12/25/35	$1,771,075	1,493,724
Soundview Home Loan Trust, Series 2006-OPT2, Class M1(b)	1M CME TERM SOFR + 0.56%	05/25/36	628,961	483,734
STACR 2023-DNA1 B1	13.47%	03/25/43	547,000	628,924
Stratton Mortgage Funding 2024-1 PLC, Series 2024-1A, Class F(b)(e)	3M SONIA IR + 4.00%	06/20/60	£465,000	573,206
Structured Asset Investment Loan Trust, Series 2005-8, Class M2(b)(c)	1M CME TERM SOFR + 0.86%	10/25/35	$1,007,487	774,758
Structured Asset Investment Loan Trust, Series 2005-9, Class M2(b)(c)	1M US L + 0.68%	11/25/35	1,307,269	1,100,459
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A4(b)(c)	1M CME TERM SOFR + 0.42%	09/25/36	1,907,568	1,056,411
Structured Asset Securities Corp. Mortgage Loan Trust 2006-W1, Series 2006-W1A, Class M1(b)(e)	1M CME TERM SOFR + 0.41%	08/25/46	2,066,792	1,734,452
SYON, Series 2020-2, Class E	6.27%	12/17/27	£921,803	1,192,148
Together Asset Backed Securitisation 2023-1st1 PLC, Series 2023-1ST1X, Class X(b)	SONIA IR + 6.46%	01/20/67	123,837	157,441
Triangle Re, Ltd., Series 2021-2, Class B1(b)(e)	1M CME TERM SOFR + 7.61%	10/25/33	$469,000	499,907
Triangle Re, Ltd., Series 2021-3, Class B1(b)(e)	30D US SOFR + 4.95%	02/25/34	591,600	599,883
Triangle Re, Ltd., Series 2023-1, Class M1B(b)(c)(e)	30D US SOFR + 5.25%	11/25/33	677,000	705,840
Twin Bridges PLC, Series 2021-1, Class X2(b)	3M SONIA IR + 5.00%	03/12/55	£67,269	85,659
Twin Bridges PLC, Series 2021-2, Class X2(b)	SONIA IR + 4.40%	09/12/55	239,593	302,634
Twin Bridges PLC, Series 2022-1, Class X2(b)	3M SONIA IR + 5.00%	12/01/55	377,000	469,363
Twin Bridges PLC, Series 2022-2, Class E(b)	SONIA IR + 5.50%	06/12/55	241,000	306,152
Uropa Securities PLC, Series 2007-1, Class B1A(b)(c)	SONIA IR + 1.47%	10/10/40	531,032	586,902
Uropa Securities PLC, Series 2007-1, Class B1B(b)	3M EUR L + 1.35%	10/10/40	€514,921	476,174
Uropa Securities PLC, Series 2007-1, Class B2A(b)	SONIA IR + 4.12%	10/10/40	£433,748	493,071
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1C(b)	12M US FED + 1.00%	02/25/46	$310,116	361,192
Total Residential Mortgage Backed Securities				$63,192,781

Commercial (16.98%)
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E(b)(c)(e)	1M CME TERM SOFR + 3.70%	06/15/35	$315,100	$307,443
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C(b)(e)	1M CME TERM SOFR + 2.11%	09/15/38	587,000	506,522
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class D(b)(e)	1M CME TERM SOFR + 2.86%	09/15/38	515,000	427,553
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class F(b)(c)(e)	1M CME TERM SOFR + 5.11%	09/15/38	2,500,000	1,964,750
BBCMS Mortgage Trust, Series 2020-BID, Class D(b)(e)	1M CME TERM SOFR + 4.74%	10/15/25	2,000,000	1,877,800
BBCMS Mortgage Trust, Series 2021-AGW, Class A(b)(e)	1M CME TERM SOFR + 1.36%	06/15/36	560,000	509,040
BBCMS Mortgage Trust, Series 2021-AGW, Class F(b)(e)	1M CME TERM SOFR + 4.11%	06/15/36	2,000,000	1,656,800
BFLD, Series 2019-DPLO, Class E(b)(c)(e)	1M US SOFR + 2.35%	10/15/34	2,000,000	2,004,200
BFLD Trust, Series 2021-FPM, Class D(b)(c)(e)	1M CME TERM SOFR + 4.76%	06/15/38	500,000	483,700
BFLD Trust, Series 2021-FPM, Class E(b)(e)	1M CME TERM SOFR + 5.76%	06/15/38	533,000	508,375

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
BHMS, Series 2018-ATLS, Class D(b)(e)	1M CME TERM SOFR + 2.55%	07/15/35	$2,168,000	$2,089,519
BPR Trust, Series 2021-WILL, Class C(b)(c)(e)	1M CME TERM SOFR + 4.11%	06/15/38	500,000	482,650
BPR Trust, Series 2021-WILL, Class E(b)(c)(e)	1M CME TERM SOFR + 6.86%	06/15/38	500,000	478,300
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class D(b)(c)(e)	5.23%	11/10/46	2,000,000	1,860,400
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class E(e)	3.30%	10/10/47	564,000	330,278
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class E(b)(e)	5.10%	05/10/49	1,364,000	1,125,437
COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class E(c)(e)	3.60%	07/15/47	1,000,000	873,300
COMM Mortgage Trust, Series 2019-521F, Class A(b)(e)	1M CME TERM SOFR + 1.05%	06/15/34	650,000	591,045
CSMC, Series 2020-FACT, Class D(b)(c)(e)	1M CME TERM SOFR + 3.82%	10/15/37	500,000	471,750
CSMC, Series 2020-FACT, Class E(b)(c)(e)	1M CME TERM SOFR + 4.98%	10/15/37	534,000	498,062
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G(b)(e)	1M CME TERM SOFR + 4.11%	12/15/36	839,000	751,576
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class C(b)(c)(e)	1M CME TERM SOFR + 2.11%	05/15/26	567,000	416,178
GS Mortgage Securities Trust, Series 2013-GC10, Class D(b)(e)	4.54%	02/10/46	585,000	530,595
HPLY Trust, Series 2019-HIT, Class F(b)(c)(e)	1M CME TERM SOFR + 3.26%	11/15/26	867,894	856,177
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class E(b)(e)	PRIME + 0.96%	10/15/32	128,168	127,732
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class D(b)(e)	1M CME TERM SOFR + 2.46%	09/15/29	500,000	384,400
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class E(e)	3.50%	11/15/45	1,000,000	778,900
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class F(e)	3.59%	11/15/45	1,098,000	755,863
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class E(b)(c)(e)	5.05%	02/15/47	682,000	626,417
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class F(c)(e)	3.71%	02/15/47	500,000	447,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class E(b)(c)(e)	4.52%	10/15/48	660,000	492,822
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class G(b)(e)	4.52%	10/15/48	1,447,289	676,897
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class E(b)(e)	1M CME TERM SOFR + 3.32%	11/15/34	580,000	559,468
Morgan Stanley Capital I Trust, Series 2018-H3, Class D(c)(e)	3.00%	07/15/51	1,000,000	709,100
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class C(b)(c)(e)	4.25%	08/15/36	895,000	705,260
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D(b)(c)(e)	4.40%	08/15/36	378,000	276,356
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)(e)	1M CME TERM SOFR + 5.00%	02/15/39	927,725	855,548
SMR Mortgage Trust, Series 2022-IND, Class F(b)(c)(e)	1M CME TERM SOFR + 6.00%	02/15/39	467,573	402,113
SPGN Mortgage Trust, Series 2022-TFLM, Class D(b)(e)	1M CME TERM SOFR + 3.50%	02/25/27	1,500,000	1,397,250
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class C(b)(e)	1M CME TERM SOFR + 3.78%	05/15/37	500,000	487,550
VCP Tyler Pref, LLC(g)	13.50%	12/29/25	2,093,964	2,093,964
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class E(c)(e)	3.15%	09/15/57	1,311,000	1,102,027
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class F(c)(e)	3.15%	09/15/57	489,500	376,915

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class G(c)(e)	3.15%	09/15/57	$814,500	$576,177
Wells Fargo Commercial Mortgage Trust, Series 2022-ONL, Class E(b)(c)(e)	4.93%	12/15/39	536,000	429,229
Wells Fargo Commercial Mortgage Trust, Series 2022-ONL, Class F(b)(c)(e)	4.93%	12/15/39	559,000	432,163
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class E(b)(e)	4.05%	03/15/45	542,000	367,097
Wilmot Plaza Mezz Loan, Class F(g)	11.15%	10/01/31	2,000,000	2,000,000
Total Commercial Mortgage Backed Securities				$38,661,698

TOTAL MORTGAGE-BACKED SECURITIES (Cost $102,654,645)				$101,854,479

ASSET-BACKED SECURITIES (42.96%)
ACC Trust, Series 2022-1, Class C(e)	3.24%	10/20/25	$1,100,000	$756,470
ACHV ABS TRUST, Series 2023-4CP, Class E(e)	10.50%	07/25/26	1,000,000	1,003,600
ACM Auto Trust 2023-1, Series 2023-1A, Class D(e)	12.58%	01/22/30	2,791,000	2,813,049
ACM Auto Trust 2023-2, Series 2023-2A, Class B(c)(e)	9.85%	06/20/30	1,835,000	1,838,487
ACM Auto Trust 2024-1, Series 2024-1A, Class B(e)	11.40%	01/21/31	395,000	397,923
Ares Lusitani-STC SA / Pelican Finance 2, Series 2021-2, Class E(b)	6.40%	01/25/35	€187,218	187,900
Aurorus 2023 BV, Series 2023-1, Class F(b)	11.19%	10/12/26	500,000	544,400
Aurorus 2023 BV, Series 2023-1, Class G(b)	12.94%	10/12/26	515,000	550,381
Auto Abs Spanish Loans Fondo Titulizacion, Series 2022-1, Class D(b)	1M EUR L + 4.25%	02/28/32	625,985	673,455
Autonoria Spain 2021 FT, Series 2021-SP, Class G(b)	5.25%	01/31/39	370,814	361,746
Autonoria Spain 2022 FT, Series 2022-SP, Class E(b)	1M EUR L + 7.00%	01/29/40	393,196	434,911
Autonoria Spain 2023 FT, Series 2023-SP, Class F(b)	1M EUR L + 6.90%	09/30/41	500,000	545,751
Avant Loans Funding Trust, Series 2022-REV1, Class C(e)	8.57%	06/15/25	$503,000	504,006
BL Consumer Credit 2021, Series 2021-1, Class E(b)(c)	1M EUR L + 2.85%	09/25/38	€482,000	522,250
BL Consumer Credit 2021, Series 2021-1, Class G	5.80%	09/25/38	561,000	606,634
Brignole Co. 2021 SRL, Series 2021-2021, Class F(b)	1M EUR L + 5.90%	07/24/36	424,000	452,625
CarNow Auto Receivables Trust 2023-1, Series 2023-1A, Class E(e)	12.04%	04/16/29	$423,000	433,575
Carvana Auto Receivables Trust, Series 2023-N4, Class E(c)(e)	9.56%	11/10/28	1,000,000	1,050,400
CFG Investments, Ltd., Series 2023-1, Class A(c)(e)	8.56%	07/25/34	1,555,000	1,572,572
Conn's Receivables Funding LLC, Series 2022-A, Class B(c)(e)	9.52%	12/15/26	257,180	258,774
Conn's Receivables Funding LLC, Series 2022-A, Class C(e)	N/A(f)	12/15/26	665,000	596,704
Conn's Receivables Funding LLC, Series 2023-A, Class B(e)	10.00%	01/17/28	371,000	376,565
Conn's Receivables Funding LLC, Series 2024-A, Class B(e)	9.80%	05/15/25	1,168,000	1,165,898
Conn's Receivables Funding LLC, Series 2024-A, Class C(e)	10.34%	08/15/25	1,080,000	932,904
CPS Auto Receivables Trust, Series 2022-C, Class E(e)	9.08%	04/15/30	700,000	726,250
CPS Auto Receivables Trust, Series 2022-D, Class E(c)(e)	12.12%	06/17/30	1,431,000	1,609,875
CPS Auto Receivables Trust, Series 2023-A, Class E(c)(e)	10.59%	08/15/30	1,400,000	1,469,300
CPS Auto Receivables Trust, Series 2023-C, Class E(e)	9.66%	08/16/27	700,000	736,190
CPS Auto Receivables Trust, Series 2024-A, Class E(e)	8.42%	02/15/28	700,000	714,000
Credito Real USA Auto Receivables Trust 2021-1, Series 2021-1A, Class C(e)	4.37%	01/18/28	1,108,000	1,064,566
Dowson PLC, Series 2021-2, Class F(b)	SONIA IR + 5.30%	10/20/24	£100,000	122,865
Dowson PLC, Series 2021-2, Class F(b)	SONIA IR + 5.30%	10/20/28	561,000	689,270
Dowson PLC, Series 2022-1, Class E(b)	SONIA IR + 4.80%	05/20/25	109,000	137,251
Dowson PLC, Series 2022-1, Class E(b)	SONIA IR + 4.80%	01/20/29	381,000	479,751
Dowson PLC, Series 2022-2, Class E(b)	SONIA IR + 8.00%	08/20/29	651,000	836,562
Exeter Automobile Receivables Trust 2022-3, Series 2022-3A, Class E(c)(e)	9.09%	02/16/27	$1,396,000	1,414,288
Exeter Automobile Receivables Trust 2022-4, Series 2022-4A, Class E(c)(e)	8.23%	03/15/30	2,853,000	2,832,458
Exeter Automobile Receivables Trust 2022-5, Series 2022-5A, Class E(c)(e)	10.45%	04/15/30	1,989,000	2,097,599
Exeter Automobile Receivables Trust 2022-6, Series 2022-6A, Class E(c)(e)	11.61%	06/17/30	1,887,000	2,053,811
Exeter Automobile Receivables Trust 2023-1, Series 2023-1A, Class E(e)	12.07%	09/16/30	892,000	990,120

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust 2023-2, Series 2023-2A, Class E(e)	9.75%	11/15/30		$840,000	$910,308
Exeter Automobile Receivables Trust 2023-5, Series 2023-5A, Class E(e)	9.58%	07/15/28		947,000	1,009,786
FCT Autonoria DE 2023, Series 2023-DE, Class F(b)	1M EUR L + 7.50%	01/26/43		€435,881	479,721
FCT Autonoria DE 2023, Series 2023-DE, Class G(b)	1M EUR L + 10.50%	01/26/43		434,501	467,075
FCT Noria 2021, Series 2021-1, Class F(b)	1M EUR L + 3.70%	10/25/49		394,244	412,168
FCT Noria 2021, Series 2021-1, Class G	5.95%	10/25/49		689,928	693,037
FCT Pixel 2021, Series 2021-1, Class G	5.50%	02/25/38		223,774	223,573
Flagship Credit Auto Trust, Series 2021-1, Class R(e)(g)	N/A(f)	04/17/28		$2,740	275,736
Flagship Credit Auto Trust, Series 2022-2, Class E(c)(e)	8.20%	06/15/29		926,000	823,677
Flagship Credit Auto Trust, Series 2022-4, Class E(c)(e)	12.66%	01/15/30		1,879,000	2,077,234
Flagship Credit Auto Trust, Series 2023-3, Class E(e)	9.74%	06/17/30		1,000,000	1,055,200
FTA Santander Consumer Spain Auto, Series 2022-1, Class E(b)	3M EUR L + 12.00%	09/20/38		€500,000	546,237
FTA Santander Consumer Spain Auto, Series 2023-1, Class E(b)	3M EUR L + 7.25%	12/22/30		500,000	554,181
FTA Santander Consumer Spain Auto, Series 2023-1, Class F(b)	3M EUR L + 10.00%	12/22/30		378,769	410,562
FTA Santander Consumo 4, Series 2021-4, Class E	4.90%	09/18/32		282,245	293,858
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 1, Series 2022-1, Class D(b)	3M EUR L + 8.00%	06/25/33		444,276	490,689
GLS Auto Receivables Issuer Trust 2019-2, Series 2019-2A, Class R(e)(g)	N/A(f)	02/17/26		$1,091	104,077
GLS Auto Receivables Issuer Trust 2019-3, Series 2019-3A, Class R(e)(g)	N/A(f)	05/15/26		882	103,239
GLS Auto Receivables Issuer Trust 2019-4, Series 2019-4A, Class R(e)(g)	N/A(f)	08/17/26		941	98,251
Golden Bar Securitisation Srl, Series 2019-1, Class C	8.25%	07/20/39		€469,359	499,575
Golden Bar Securitisation Srl, Series 2021-1, Class E(c)	2.75%	09/22/41		350,338	356,952
Golden Bar Securitisation Srl, Series 2023-2, Class E(b)	3M EUR L + 8.50%	09/22/43		470,000	520,727
Golden Bar Securitisation Srl, Series 2023-2, Class F(b)	3M EUR L + 10.90%	09/22/43		380,701	413,150
Hertz Vehicle Financing LLC, Series 2021-1A, Class D(c)(e)	3.98%	12/26/25		$5,000,000	4,835,000
KeyCorp Student Loan Trust, Series 2006-A, Class 2C(b)(c)	3M CME TERM SOFR + 1.41%	03/27/42		2,000,000	1,612,800
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C(e)	8.45%	10/15/29		517,000	386,509
Lobel Automobile Receivables Trust, Series 2023-1, Class D(e)	8.00%	06/15/27		500,000	463,200
Marlette Funding Trust 2021-2, Series 2021-2A, Class R(e)(g)	N/A(f)	09/15/31		1,686	55,005
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B(c)(e)	9.59%	09/20/27		500,000	504,100
Metro Finance , Series 2023-1, Class E(b)	1M BBSW + 7.00%	02/18/29	AUD	740,000	488,537
Metro Finance , Series 2023-1, Class F(b)	1M BBSW + 8.75%	02/18/29		480,000	317,109
National Collegiate Student Loan Trust, Series 2005-3, Class B(b)(c)	1M CME TERM SOFR + 0.61%	07/27/37		$2,547,000	1,968,067
Navient Private Education Refi Loan Trust 2021-B, Series 2021-BA, Class R(e)(g)	N/A(f)	07/15/69		3,695	1,568,590
Newday Funding Master Issuer PLC - Series 2021-1, Series 2021-1X, Class E(b)	SONIA IR + 4.05%	03/15/29		£452,000	571,845
Newday Funding Master Issuer PLC - Series 2021-2, Series 2021-2X, Class E(b)	SONIA IR + 3.55%	06/15/24		419,000	527,653
Newday Funding Master Issuer PLC - Series 2023-1, Series 2023-1X, Class E(b)	SONIA IR + 6.90%	11/15/26		1,305,000	1,679,459
NOW Trust, Series 2021-1, Class F(b)	1M BBSW + 6.40%	06/14/29	AUD	242,095	159,145
Octane Receivables Trust 2023-2, Series 2023-2A, Class E(e)	10.50%	06/20/31		$493,000	513,657
Pagaya AI Debt Selection Trust, Series 2020-3, Class CERT(b)(d)(e)(g)	N/A(f)	05/17/27		510,470	48,542
Pagaya AI Debt Selection Trust, Series 2021-1, Class C(e)	4.09%	11/15/27		630,740	577,758
Pagaya AI Debt Trust, Series 2023-1, Class B(c)(e)	9.44%	07/15/30		677,906	694,379
Pagaya AI Debt Trust, Series 2023-3, Class B(e)	9.57%	12/16/30		499,900	513,997
Pagaya AI Debt Trust, Series 2023-5, Class C(c)(e)	9.10%	04/15/31		264,998	270,828
Pagaya AI Debt Trust, Series 2023-6, Class D(e)	9.00%	06/16/31		2,750,000	2,586,925
Pagaya AI Debt Trust, Series 2024-1, Class C(e)	8.34%	07/15/31		500,000	507,200
PBD Germany Auto Lease Master SA - Compartment 2021-1, Series 2021-GE2, Class E(b)	1M EUR L + 3.50%	11/26/30		€363,204	389,804
PBD Germany Auto Lease Master SA - Compartment 2021-1, Series 2021-GE2, Class F(b)	1M EUR L + 4.50%	11/26/30		181,602	193,921

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
PBD Germany Auto Lease Master SA - Compartment 2021-1, Series 2021-GE2, Class G	6.50%	11/26/30		€53,333	$57,234
Prestige Auto Receivables Trust 2023-1, Series 2023-1A, Class E(e)	9.88%	05/15/30		$1,086,000	1,124,444
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class D(e)	11.24%	11/15/26		500,000	510,450
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class E(e)	15.49%	11/15/26		1,000,000	1,024,000
Reach ABS Trust 2023-1, Series 2023-1A, Class D(c)(e)	12.27%	02/18/31		2,000,000	2,093,200
Reach Abs Trust 2024-1, Series 2024-1A, Class D(e)	10.64%	09/15/27		200,000	201,740
Red & Black Auto Italy Srl, Series 2023-2, Class E(b)	1M EUR L + 7.00%	02/28/28		€469,000	510,850
Research-Driven Pagaya Motor Asset Trust 2023-3, Series 2023-3A, Class C(e)	9.00%	01/26/32		$551,000	517,334
Research-Driven Pagaya Motor Asset Trust VII, Series 2022-3A, Class C(c)(e)	10.04%	11/25/30		999,675	986,880
SAFCO Auto Receivables Trust 2024-1, Series 2024-1A, Class E(e)	10.85%	01/18/30		500,000	507,000
Santander Consumer Finance SA/NOMA, Series 2023-1, Class B(b)	12.37%	10/31/33		13,112,000	1,913,511
Satus PLC, Series 2021-1, Class F(b)	1M SONIA IR + 5.40%	08/17/28		£600,000	736,807
SC Germany SA Compartment Consumer, Series 2020-1, Class F(b)	1M EUR L + 5.30%	11/14/34		€328,519	355,420
SC Germany SA Compartment Leasing, Series 2023-1, Class F(b)	1M EUR L + 6.91%	12/14/32		489,789	531,324
SCF Rahoituspalvelut X DAC, Series 2021-10, Class D	5.35%	10/25/31		299,956	298,067
SoFi Professional Loan Program, Series 2020-A, Class R1(e)(g)	N/A(f)	05/15/46		$14,661	280,936
SoFi Professional Loan Program , Series 2018-D, Class R1(e)(g)	N/A(f)	02/25/48		27,236	159,061
SoFi Professional Loan Program , Series 2020-B, Class R1(e)(g)	N/A(f)	05/15/46		15,664	516,423
SoFi Professional Loan Program , Series 2021-A, Class R1(e)(g)	N/A(f)	08/17/43		35,142	442,727
SoFi Professional Loan Program , Series 2021-B, Class R1(e)(g)	N/A(f)	02/15/47		14,625	508,229
SoFi Professional Loan Program LLC, Series 2017-D, Class R1(e)(g)	N/A(f)	09/25/40		16,181	156,260
SoFi Professional Loan Program LLC, Series 2019-A, Class R1(e)(g)	N/A(f)	06/15/48		32,016	215,871
SoFi Professional Loan ProgramTrust, Series 2020-A, Class R1(e)(g)	N/A(f)	05/15/46		10,720	205,418
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 5, Series 2020-5, Class D	7.25%	02/25/35		€288,861	295,126
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, Series 2021-2, Class F(b)	1M EUR L + 5.49%	09/20/38		268,020	273,775
Theorem Funding Trust 2022-3, Series 2022-3A, Class B(c)(e)	8.95%	04/15/29		$247,000	256,287
Tricolor Auto Securitization Trust 2024-1, Series 2024-1A, Class E(e)	11.91%	11/15/26		386,000	388,084
United Auto Credit Securitization Trust, Series 2022-1, Class E(e)	5.00%	11/10/28		2,222,000	1,978,024
United Auto Credit Securitization Trust, Series 2022-2, Class E(e)	10.00%	04/10/29		475,000	420,613
United Auto Credit Securitization Trust, Series 2023-1, Class E(c)(e)	10.98%	09/10/29		529,000	549,314
Upstart Pass-Through Trust, Series 2020-ST2, Class CERT(e)(g)	N/A(f)	03/20/28		5,000,000	439,111
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT(e)(g)	N/A(f)	11/20/26		1,150,718	98,015
Upstart Pass-Through Trust, Series 2021-ST10, Class CERT(e)(g)	N/A(f)	01/20/30		300,000	92,218
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT(e)(g)	N/A(f)	11/20/29		1,000,000	287,068
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT(e)(g)	N/A(f)	03/20/30		557,333	151,507
Upstart Pass-Through Trust Series, Series 2022-ST2, Class CERT(e)(g)	N/A(f)	04/20/30		500,000	84,800
Upstart Securitization Trust, Series 2021-4, Class CERT(e)(g)	N/A(f)	09/20/31		6,175	365,769
Upstart Securitization Trust, Series 2022-1, Class B(c)(e)	4.48%	11/20/25		533,000	507,203
Upstart Securitization Trust, Series 2022-1, Class C(e)	5.71%	03/20/32		500,000	287,650
Upstart Securitization Trust, Series 2023-1, Class C(e)	11.10%	02/20/33		1,251,000	1,265,387
Upstart Securitization Trust, Series 2023-2, Class C(e)	11.87%	06/20/33		1,119,000	1,163,536
Upstart Structured Pass-Through Trust, Series 2022-1A, Class CERT(e)(g)	N/A(f)	04/15/30		608	353,017
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B(c)(e)	8.54%	11/15/30		502,000	510,082
USASF Receivables LLC, Series 2021-1A, Class D(e)	4.36%	03/15/27		1,125,000	432,113
Vasco Finance, Series 2023-1, Class E(b)	1M EUR L + 8.50%	07/27/29		€200,000	218,214
Vasco Finance, Series 2023-1, Class F	15.00%	07/27/29		200,000	222,364
Veros Auto Receivables Trust, Series 2023-1, Class C(e)	8.32%	11/15/28		$305,000	313,083
Veros Auto Receivables Trust, Series 2023-1, Class D(e)	11.46%	08/15/30		1,000,000	1,034,800
Zip Master Trust, Series 2021-1, Class D(b)	1M BBSW + 3.70%	04/10/33	AUD	500,000	325,894
Zip Master Trust, Series 2021-1, Class E(b)	1M BBSW + 5.70%	04/10/33		500,000	326,418

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Zip Master Trust, Series 2023-2, Class E(b)	1M BBSW + 12.00%	11/10/25	AUD	780,000	$515,354

TOTAL ASSET-BACKED SECURITIES (Cost $103,122,683)					$97,816,191

COLLATERALIZED LOAN OBLIGATIONS (4.61%)(b)
Bain Capital Credit CLO 2022-2, Ltd., Series 2022-2A, Class E	3M CME TERM SOFR + 7.84%	04/22/35		$1,000,000	$987,400
CIFC Funding 2017-III, Ltd., Series 2017-3A, Class D	3M CME TERM SOFR + 6.26%	07/20/30		2,067,000	2,021,526
Galaxy XIX CLO, Ltd., Series 2017-19A, Class D2R	3M CME TERM SOFR + 7.26%	07/24/30		515,000	500,219
KKR CLO 23, Ltd., Series 2018-23, Class F	3M CME TERM SOFR + 8.11%	10/20/31		398,000	354,180
Mountain View CLO IX, Ltd., Series 2018-9A, Class CR	3M CME TERM SOFR + 3.38%	07/15/31		525,000	500,220
OZLM XI, Ltd., Series 2017-11A, Class DR	3M CME TERM SOFR + 7.26%	10/30/30		987,000	970,517
OZLM XI, Ltd., Series 2017-11X, Class DR	3M CME TERM SOFR + 7.26%	10/30/30		552,000	542,782
OZLM XXIII, Ltd., Series 2021-23A, Class ER	3M CME TERM SOFR + 7.54%	04/15/34		975,000	934,733
Park Avenue Institutional Advisers CLO, Ltd. 2022-2, Series 2023-2A, Class CR	3M CME TERM SOFR + 6.00%	01/20/37		500,000	513,050
Regatta X Funding, Ltd., Series 2017-3A, Class E	3M CME TERM SOFR + 5.81%	01/17/31		1,082,000	1,044,238
Taberna Preferred Funding II, Ltd., Series 2005-2A, Class B	3M CME TERM SOFR + 1.16%	11/05/35		529,000	100,510
TICP CLO VI 2016-2, Ltd., Series 2021-6A, Class ER2	3M CME TERM SOFR + 6.51%	01/15/34		250,000	246,400
TICP CLO VII, Ltd., Series 2020-7A, Class ER	3M CME TERM SOFR + 7.31%	04/15/33		771,000	762,134
TICP CLO X, Ltd., Series 2018-10X, Class E	3M CME TERM SOFR + 5.76%	04/20/31		526,000	526,368
TSTAT 2022-1, Ltd., Series 2023-1A, Class D1R	3M CME TERM SOFR + 4.75%	07/20/31		500,000	500,650

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,325,461)					$10,504,927

PRIVATE SECURED DEBT (1.74%)
Cherry Mezz Facility 2023(g)	1M Term SOFR + 10.50%	04/27/26		$395,956	395,956
Reach Financial LLC(g)(i)	9.00%	12/31/49		1,524,402	1,524,402
Sandpiper Funding 2023, LLC(g)	12.00%	11/30/26		1,920,000	1,920,000
Southern Auto Finance Company LLC, Mezz WH 2021(g)(i)	9.00%	06/30/25		118,875	118,875

TOTAL PRIVATE SECURED DEBT (Cost $3,923,997)					$3,959,233

	Shares	Fair Value
PREFERRED STOCKS (0.26%)(b)(j)
New York Mortgage Trust, Inc., Series D	8,071	$174,576
New York Mortgage Trust, Inc., Series E	17,808	410,652

TOTAL PREFERRED STOCKS (Cost $482,862)		$585,228

Description	Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS (13.10%)
United States Treasury Bill	5.23%	04/11/24	$10,000,000	$9,898,900
United States Treasury Bill	5.26%	02/20/24	20,000,000	19,944,600

TOTAL SHORT-TERM INVESTMENTS (Cost $29,842,845)				$29,843,500

	7-Day Yield	Shares	Fair Value
MONEY MARKET FUNDS (12.67%)
BlackRock Liquidity Funds T-Fund	5.23%	26,189,242	$26,189,242
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5.22%	2,139,003	2,139,003
BNY Mellon U.S. Treasury Fund, Institutional Class	5.21%	536,982	536,982

TOTAL MONEY MARKET FUNDS (Cost $28,865,227)			$28,865,227

Fair Value
TOTAL INVESTMENTS (120.07%) (Cost $279,217,720)	273,428,785

Liabilities in Excess of Other Assets (-20.07%)(k)	(45,719,347)
NET ASSETS (100.00%)	$227,709,438

Percentages above are stated as a percentage of net assets as of January 31, 2024

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

EURIBOR - Euro Interbank Offered Rate

SONIA IR - Sterling Over Night Index Average

BBSW - Bank Bill Swap Rate

SOFR - Secured Overnight Financing Rate

Reference Rates as of January 31, 2024:

1M EUR L - 1 Month EURIBOR was 3.88%

3M EUR L - 3 Month EURIBOR was 3.91%

6M EUR L - 6 Month EURIBOR was 3.84%

1M US L - 1 Month USD LIBOR was 5.44%

1M SONIA IR - 1 Month SONIA was 5.20%

3M SONIA IR - 3 Month SONIA was 5.14%

1M BBSW - 1 Month BBSW was 4.30%

30D US SOFR - 30 Day US SOFR was 5.33%

12M US FED – 12 Month US FED was 5.33%

(a)	The maturity date for credit investments represents the expected maturity. Many of the instruments are callable through cash flows on the underlying securities or other call features. Expected maturity may be earlier than legal maturity.
(b)	Floating or variable rate security. The Reference Rate is described above. Interest rate shown reflects the rate in effect at January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	On January 31, 2024, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $91,130,634.
(d)	Interest only security.
(e)	Securities not registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities generally involve certain transfer restrictions and may be sold in the ordinary course of business in transactions exempt from registration. As of January 31, 2024, the aggregate market value of those securities was $133,505,939, representing 58.63% of net assets.

(f)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(g)	This security has been classified as level 3 in accordance with ASC 820 as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(h)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2024.
(i)	Securities have associated unfunded commitments of $1,415,304 and $762,423 to Reach Financial LLC and Southern Auto Finance Company LLC, respectively.
(j)	Perpetual maturity.
(k)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at January 31, 2024(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit CMBX BB Series 14 Index	Morgan Stanley	5.00%	USD	12/16/72	17.30%	2,000,000	$(657,925)	$808,750	$150,825
Markit CMBX BB Series 15 Index	Morgan Stanley	5.00%	USD	11/18/64	12.94%	2,000,000	(530,091)	820,000	289,909
							$(1,188,016)	$1,628,750	$440,734

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES ISSUE - SELL PROTECTION (CENTRALLY CLEARED)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at January 31, 2024(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit NA HY Series 41 Index	ICE	5.00%	USD	12/20/28	3.61%	7,666,560	$425,546	$(43,787)	$381,759
							$425,546	$(43,787)	$381,759

Credit default swaps pay quarterly.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate	Clearing House	Floating Rate	Expiration Date	Notional Amount	Currency	Fixed Rate	Fair Value and Unrealized Appreciation/ (Depreciation)
Receive	LCH Ltd.	SOFR	02/23/2027	300,000	USD	1.65%	$18,254
Receive	LCH Ltd.	SOFR	06/21/2028	7,786,000	USD	3.21%	130,125
							$148,379

Receive	LCH Ltd.	SOFR	02/19/2030	2,390,000	USD	3.59%	$(5,032)
Receive	LCH Ltd.	SOFR	02/16/2028	26,520,000	USD	3.79%	(148,277)
Receive	LCH Ltd.	6M EUR L	02/27/2025	3,500,000	EUR	3.54%	(5,554)
							$(158,863)

FUTURES CONTRACTS - SHORT (CENTRALLY CLEARED)

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	11	March 2024	$(1,235,609)	$(35,320)
2-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	7	March 2024	(1,439,594)	(3,318)
5-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	192	March 2024	(20,811,000)	(373,482)
AUD/USD CURRENCY	Wells Fargo Securities, LLC	Short	36	March 2024	(2,377,800)	42,360
EUR/USD CURRENCY	Wells Fargo Securities, LLC	Short	156	March 2024	(21,177,975)	155,641
EURO BOBL	Wells Fargo Securities, LLC	Short	3	March 2024	(384,284)	(906)
GBP/USD CURRENCY	Wells Fargo Securities, LLC	Short	189	March 2024	(15,019,594)	(24,996)
					$(62,445,856)	$(240,021)

See Notes to Quarterly Consolidated Schedule of Investments.

1WS CREDIT INCOME FUND

NOTES TO QUARTERLY CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2024 (Unaudited)

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (‘‘Shares’’). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value (‘‘NAV’’) per Share of at least 5% of outstanding Shares.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing primarily in a wide array of structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. Where context requires, the “Fund” includes both the Fund and the Cayman Island SPV.

1WS Capital Advisors, LLC (the ‘‘Adviser’’ or ‘‘1WS’’) serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Advisers Act of 1940 (the ‘‘Advisers Act’’). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. (‘‘OWS’’), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

The Fund currently offers Institutional (“Class I”) Shares and Brokerage Class ("Class A-2") Shares (collectively, the "Share Classes"). Both Share Classes of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. Class A-2 Shares are offered subject to a maximum sales charge of 3.00% of their offering price and an asset-based distribution/shareholder servicing fee not to exceed 0.75% of its net assets and Class I shares are not subject to any sales load or asset-based distribution fee. Class A-2 Shares purchased without a sales charge may be subject to a 1.50% contingent deferred sales charge ("CDSC"). The Fund received exemptive relief from the SEC to issue multiple classes of Shares and to impose asset-based distribution fees as applicable. Class I and Class A-2 shares commenced operations on March 4, 2019 and May 1, 2021, respectively.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific service and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars, unless disclosed otherwise. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s (‘’FASB’’) Accounting Standards Codification (‘’ASC’’) 946, Financial Services-Investment Companies, including accounting for investments at fair value.

The preparation of these consolidated schedule of investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated schedule and accompanying notes. The Adviser believes that the estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from such estimates and the differences could be material.

Consolidation:

1WS Credit consolidates its investment in the Cayman Islands SPV because 1WS Credit is the sole shareholder of this entity. In accordance with ASC 810, Consolidation, the accompanying consolidated financial statements include the Cayman Islands SPV’s assets and liabilities and results of operations. All investments held by the Cayman Islands SPV are disclosed in the Consolidated Schedule of Investments. All intercompany accounts and transactions have been eliminated upon consolidation.

Investment Transactions:

Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of year end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis. Realized gains and losses on investment transactions reflected in the consolidated statement of operations are recorded on a first-in, first-out basis.

Premiums on fixed-income securities and discounts on non-distressed fixed-income securities are amortized and recorded within interest income in the consolidated statement of operations.

The Fund may enter into derivative contracts for hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser, the Fund’s "Valuation Designee" (as such term is defined in Rule 2a-5 of the 1940 Act).

Fund Valuation: Class I and Class A-2 Shares are offered at NAV. The NAV per share of each class is determined daily. The Fund’s NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received). The Fund’s NAV is then allocated pro-rata between the share classes, adjusting for share class specific liabilities. The NAV of each share class is then divided by the total number of Shares outstanding of each share class at each day's end.

NOTE 3. PORTFOLIO VALUATION

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1—	Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2—	Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3—	Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on many of its investments. However, in certain circumstances where such inputs are difficult or impractical to obtain or such inputs are deemed unreliable, 1WS may fair value certain investments using internal manager marks. As of January 31, 2024, approximately 2.95% of the investments held by the Fund were valued using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

Determination of fair value involves subjective judgments and estimates not susceptible to substantiation by auditing procedures. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of January 31, 2024:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$–	$63,192,781	$–	$63,192,781
Commercial Mortgage-Backed Securities	–	34,567,734	4,093,964	38,661,698
Asset-Backed Securities	–	91,206,321	6,609,870	97,816,191
Collateralized Loan Obligations	–	10,504,927	–	10,504,927
Preferred Stocks	585,228	–	–	585,228
Private Secured Debt	–	–	3,959,233	3,959,233
Short-Term Investments	–	29,843,500	–	29,843,500
Money Market Funds	28,865,227	–	–	28,865,227
Total	$29,450,455	$229,315,263	$14,663,067	$273,428,785
Derivative Instruments
Assets:
Credit Default Swap Contracts	$–	$822,493	$–	$822,493
Interest Rate Swap Contracts	–	148,379	–	148,379
Future Contracts	198,001	–	–	198,001
Liabilities:
Future Contracts	$(438,022)	–	–	(438,022)
Interest Rate Swaps	–	(158,863)	–	(158,863)
Total	$(240,021)	$812,009	$–	$571,988

There were no changes in valuation technique.

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period ended January 31, 2024 of the Fund’s Level 3 portfolio investments:

	Commercial Mortgage- Backed Securities	Asset-Backed Securities	Collateralized Loan Obligations	Private Secured Debt	Total
Balance as of October 31, 2023	$4,070,067	$6,955,708	$905,510	$2,083,500	$14,014,785
Accrued discount/ premium	-	(237,162)	(5,692)	1,564	(241,290)
Realized Gain/(Loss)	-	-	(222,273)	-	(222,273)
Change in Unrealized Appreciation/(Depreciation)	-	(386,175)	195,716	35,236	(155,223)
Purchases	23,897	277,499	-	3,023,247	3,324,643
Sales Proceeds	-	-	(873,261)	(1,184,314)	(2,057,575)
Transfer into Level 3	-	-	-	-	-
Transfer out of Level 3	-	-	-	-	-
Balance as of January 31, 2024	$4,093,964	$6,609,870	$-	$3,959,233	$14,663,067
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at January 31, 2024	$-	$(386,175)	$-	$35,236	$(350,939)

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2024:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Commercial Mortgage-Backed Securities	$4,093,964	Internal Model	Loss Severity analysis	$100(3)
Asset Backed Securities	$6,609,870	Broker Pricing	Indicative Quotes	$958,062(1)
Private Secured Debt	$3,959,233	Internal Model	Loss Severity analysis	$100(2)

(1)	Input is based on the total market value of the outstanding position, of which the Fund owns 0.38% - 9.87%.
(2)	Input is due to immaterial delinquencies on the underlying collateral.
(3)	Inputs are based on a yields ranging from 11.77% - 13.69%.

RISK DISCLOSURES

Holdings contained herein are subject to change.

Prior to investing, Investors should carefully consider the investment objectives, risks, charges and expenses of 1WS Credit Income Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (833) 834-4923 or visiting www.1wscapital.com. The prospectus should be read carefully before investing. Investing in the Fund may be considered speculative and involves a high degree of risk, including the risk of possible substantial loss of your investment.

1WS Credit Income Fund is distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with 1WS Capital Advisors, LLC or One William Street Capital Management, L.P.